Stock-Based Compensation and Warrant Units - Summary of Warrants, Valuation Assumptions (Details)	Sep. 24, 2022 yr
Dividend yield | Warrants
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Warrants and rights outstanding, measurement input	0
Dividend yield | May 2022 Warrants
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Warrants and rights outstanding, measurement input	0
Volatility | Warrants
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Warrants and rights outstanding, measurement input	0.43
Volatility | May 2022 Warrants
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Warrants and rights outstanding, measurement input	0.40
Risk-free interest rate | Warrants
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Warrants and rights outstanding, measurement input	0.0165
Risk-free interest rate | May 2022 Warrants
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Warrants and rights outstanding, measurement input	0.028
Expected term | Warrants
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Warrants and rights outstanding, measurement input	10
Expected term | May 2022 Warrants
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Warrants and rights outstanding, measurement input	5